SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total assets	$ 102,158	$ 99,280
Total liabilities	59,527	56,706
Equity accounted investments	22,846	21,244	$ 19,547
Office
Disclosure of operating segments [line items]
Total assets	29,297	30,538
Total liabilities	14,070	15,454
Equity accounted investments	8,476	8,387
Retail
Disclosure of operating segments [line items]
Total assets	30,844	30,617
Total liabilities	9,890	10,972
Equity accounted investments	10,543	10,261
LP Investments
Disclosure of operating segments [line items]
Total assets	40,526	37,007
Total liabilities	29,352	25,099
Equity accounted investments	3,827	2,596
Corporate
Disclosure of operating segments [line items]
Total assets	1,491	1,118
Total liabilities	6,215	5,181
Equity accounted investments	$ 0	$ 0